Capital Stock and Net Earnings per Common Share (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Components of Basic and Diluted Earnings Per Share
Information related to the calculation of net earnings per common share from continuing operations for the years ended December 31 is summarized as follows ($ and shares in millions, except per share amounts):

	2023	2022	2021
Numerator:
Net earnings	$839	$845	$861

Denominator:
Weighted average common shares outstanding used in Basic EPS	246.4	246.3	246.3
Incremental common shares from:
Assumed exercise of dilutive options and vesting of dilutive RSUs	0.4	—	—
Weighted average common shares outstanding used in Diluted EPS	246.8	246.3	246.3

Basic EPS	$3.41	$3.43	$3.50
Diluted EPS	$3.40	$3.43	$3.50